Expected credit loss measurement (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Financial Assets [Line Item]
Key macro economic variables

Comparison of shock factors
Baseline
Key parameters 2022 2023 2024
Real GDP growth (annual percentage change)
US

2.1 1.4 0.1
Eurozone 3.5 0.8 1.0
Switzerland 2.1 0.9 1.3
Unemployment rate (%, annual average)
US

3.6 3.7 5.1
Eurozone 6.7 6.7 6.9
Switzerland 2.2 2.2 2.5
Fixed income: 10-year government bonds (%, Q4)
USD 3.9 3.7 3.6
EUR 2.6 2.3 2.2
CHF 1.6 1.0 0.9
Real estate (annual percentage change, Q4)

US

7.4 (1.9) 2.1
Eurozone 2.8 (1.2) 1.8
Switzerland 3.9 (0.5) (1.0)
Economic scenarios and weights applied
Assigned weights in %
ECL scenario 30.6.23 31.3.23 30.6.22
Asset price inflation 0.0 0.0 0.0
Baseline 60.0 60.0 55.0
Severe Russia–Ukraine conflict scenario – – 25.0
Mild debt crisis

15.0 – –
Stagflationary geopolitical crisis 25.0 25.0 –
Global crisis – 15.0 20.0

Credit risk exposure

USD m 30.6.23
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 159,425 159,393 32 0 (10) 0 (10) 0
Loans and advances to banks
2
21,395 21,239 157 0 (6) (5) (1) 0
Receivables from securities financing transactions 61,977 61,977 0 0 (1) (1) 0 0
Cash collateral receivables on derivative instruments 35,068 35,068 0 0 0 0 0 0
Loans and advances to customers 397,596 378,647 17,204 1,746 (859) (182) (173) (504)
of which: Private clients with mortgages 163,560 153,443 9,358 758 (154) (44) (87) (23)
of which: Real estate financing 50,054 45,959 4,088 7 (44) (21) (23) 0 of which: Large corporate clients 13,444 11,792 1,292 359 (179) (37) (29) (113)
of which: SME clients 12,482 10,776 1,293 413 (256) (32) (21) (203)
of which: Lombard 124,511 124,469 0 42 (26) (9) 0 (17)
of which: Credit cards 1,939 1,502 403 34 (39) (8) (11) (21)
of which: Commodity trade finance 2,193 2,179 0 15 (110) (7) 0 (104)
Other financial assets measured at amortized cost 52,180 51,650 377 153 (84) (16) (7) (62)
of which: Loans to financial advisors 2,588 2,287 174 126 (55) (6) (2) (47)
Total financial assets measured at amortized cost 727,642 707,974 17,770 1,898 (961) (205) (190) (566)
Financial assets measured at fair value through other comprehensive income 2,217 2,217 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 729,859 710,191 17,770 1,898 (961) (205) (190) (566)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 23,469 22,430 921 118 (37) (12) (7) (17)
of which: Large corporate clients 3,367 2,598 690 79 (5) (2) (2) 0 of which: SME clients 1,423 1,218 167 38 (11) (1) (1) (9)
of which: Financial intermediaries and hedge funds

12,874 12,859 15 0 (11) (8) (3) 0
of which: Lombard 3,019 3,019 0 1 (1) 0 0 (1)
of which: Commodity trade finance 2,008 2,008 0 0 (1) (1) 0 0
Irrevocable loan commitments 40,074 37,920 2,076 78 (93) (54) (38) (2)
of which: Large corporate clients 23,220 21,436 1,731 52 (76) (44) (31) (2)
Forward starting reverse repurchase and securities borrowing agreements 4,972 4,972 0 0 0 0 0 0
Unconditionally revocable loan commitments 44,716 42,915 1,739 63 (43) (34) (9) 0 of which: Real estate financing 8,929 8,671 258 0 (6) (6) 0 0 of which: Large corporate clients 4,566 4,401 158 7 (6) (3) (3) 0 of which: SME clients 4,963 4,743 179 40 (19) (16) (3) 0
of which: Lombard 8,671 8,670 0 1 0 0 0 0
of which: Credit cards 9,762 9,274 484 4 (7) (6) (2) 0
of which: Commodity trade finance 534 534 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 3,811 3,802 7 2 (3) (2) 0 0
Total off-balance sheet financial instruments and other credit lines 117,043 112,039 4,743 261 (175) (102) (54) (19)
Total allowances and provisions (1,136) (307) (244) (585)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.

2 Includes USD
7.8 bn against Credit Suisse AG.

USD m 31.3.23
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 144,183 144,144 39 0 (12) 0 (12) 0
Loans and advances to banks 14,773 14,728 45 0 (6) (5) 0 0
Receivables from securities financing transactions 60,010 60,010 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 32,726 32,726 0 0 0 0 0 0
Loans and advances to customers 395,429 377,266 16,573 1,591 (804) (152) (180) (472)
of which: Private clients with mortgages 159,409 149,701 8,999 709 (171) (43) (103) (25)
of which: Real estate financing 48,672 45,159 3,504 8 (42) (18) (24) 0 of which: Large corporate clients 12,943 11,216 1,408 320 (139) (20) (16) (102)
of which: SME clients 13,610 11,781 1,437 392 (243) (29) (25) (189)
of which: Lombard 128,960 128,903 0 57 (26) (9) 0 (17)
of which: Credit cards 1,831 1,418 381 32 (37) (8) (10) (20)
of which: Commodity trade finance 3,053 3,022 20 10 (96) (5) 0 (91)
Other financial assets measured at amortized cost 49,289 48,771 372 146 (84) (17) (6) (61)
of which: Loans to financial advisors 2,571 2,323 121 127 (54) (6) (2) (46)
Total financial assets measured at amortized cost 696,411 677,646 17,028 1,737 (908) (176) (198) (534)
Financial assets measured at fair value through other comprehensive income 2,241 2,241 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 698,652 679,887 17,028 1,737 (908) (176) (198) (534)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 22,670 21,670 887 113 (54) (13) (8) (33)
of which: Large corporate clients 3,476 2,733 668 75 (19) (2) (3) (14)
of which: SME clients 1,368 1,197 133 38 (11) (1) (1) (9)
of which: Financial intermediaries and hedge funds

13,076 13,037 38 0 (11) (8) (4) 0
of which: Lombard 2,171 2,170 0 1 (1) 0 0 (1)
of which: Commodity trade finance 1,815 1,815 0 0 (1) (1) 0 0
Irrevocable loan commitments 39,775 37,261 2,400 114 (113) (57) (56) 0 of which: Large corporate clients 23,294 21,263 1,948 83 (95) (47) (49) 0
Forward starting reverse repurchase and securities borrowing agreements 4,748 4,748 0 0 0 0 0 0
Unconditionally revocable loan commitments 41,970 40,206 1,724 40 (44) (36) (8) 0 of which: Real estate financing 8,226 8,037 188 0 (6) (6) 0 0 of which: Large corporate clients 4,496 4,284 205 7 (5) (3) (2) 0 of which: SME clients 4,898 4,656 214 28 (21) (18) (3) 0
of which: Lombard 8,166 8,165 0 1 0 0 0 0
of which: Credit cards 9,567 9,078 486 3 (7) (5) (2) 0
of which: Commodity trade finance 370 370 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 4,161 4,126 33 2 (3) (3) 0 0
Total off-balance sheet financial instruments and other credit lines 113,323 108,010 5,044 269 (214) (108) (72) (33)
Total allowances and provisions (1,121) (284) (271) (567)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective

ECL allowances.

USD m 31.12.22
Carrying amount
1
ECL allowances
Financial instruments measured at amortized cost Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Cash and balances at central banks 169,445 169,402 44 0 (12) 0 (12) 0
Loans and advances to banks 14,671 14,670 1 0 (6) (5) (1) 0
Receivables from securities financing transactions 67,814 67,814 0 0 (2) (2) 0 0
Cash collateral receivables on derivative instruments 35,033 35,033 0 0 0 0 0 0
Loans and advances to customers 390,027 372,903 15,587 1,538 (783) (129) (180) (474)
of which: Private clients with mortgages 156,930 147,651 8,579 699 (161) (27) (107) (28)
of which: Real estate financing 46,470 43,112 3,349 9 (41) (17) (23) 0 of which: Large corporate clients 12,226 10,733 1,189 303 (130) (24) (14) (92)
of which: SME clients 13,903 12,211 1,342 351 (251) (26) (22) (203)
of which: Lombard 132,287 132,196 0 91 (26) (9) 0 (17)
of which: Credit cards 1,834 1,420 382 31 (36) (7) (10) (19)
of which: Commodity trade finance 3,272 3,261 0 11 (96) (6) 0 (90)
Other financial assets measured at amortized cost
2
53,389 52,829 413 147 (86) (17) (6) (63)
of which: Loans to financial advisors 2,611 2,357 128 126 (59) (7) (2) (51)
Total financial assets measured at amortized cost 730,379 712,651 16,044 1,685 (890) (154) (199) (537)
Financial assets measured at fair value through other comprehensive income
2
2,239 2,239 0 0 0 0 0 0
Total on-balance sheet financial assets in scope of ECL requirements 732,618 714,889 16,044 1,685 (890) (154) (199) (537)
Total exposure ECL provisions
Off-balance sheet (in scope of ECL) Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3
Guarantees 22,167 19,805 2,254 108 (48) (13) (9) (26)
of which: Large corporate clients 3,663 2,883 721 58 (26) (2) (3) (21)
of which: SME clients 1,337 1,124 164 49 (5) (1) (1) (3)
of which: Financial intermediaries and hedge funds

11,833 10,513 1,320 0 (12) (8) (4) 0
of which: Lombard 2,376 2,376 0 1 (1) 0 0 (1)
of which: Commodity trade finance 2,121 2,121 0 0 (1) (1) 0 0
Irrevocable loan commitments 39,996 37,531 2,341 124 (111) (59) (52) 0 of which: Large corporate clients 23,611 21,488 2,024 99 (93) (49) (45) 0
Forward starting reverse repurchase and securities borrowing agreements 3,801 3,801 0 0 0 0 0 0
Unconditionally revocable loan commitments 43,677 41,809 1,833 36 (40) (32) (8) 0 of which: Real estate financing 8,711 8,528 183 0 (6) (6) 0 0 of which: Large corporate clients 4,578 4,304 268 5 (4) (1) (2) 0 of which: SME clients 4,723 4,442 256 26 (19) (16) (3) 0
of which: Lombard 7,855 7,854 0 1 0 0 0 0
of which: Credit cards 9,390 8,900 487 3 (7) (5) (2) 0
of which: Commodity trade finance 327 327 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 4,696 4,600 94 2 (2) (2) 0 0
Total off-balance sheet financial instruments and other credit lines 114,337 107,545 6,522 270 (201) (106) (69) (26)
Total allowances and provisions (1,091) (260) (267) (564)
1 The carrying amount of financial assets

measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

2 Effective 1 April 2022, a portfolio of assets previously

classified as
Financial assets measured at fair value through other comprehensive income was reclassified to Other financial assets measured at amortized cost. Refer to Note 10a for more information.

Coverage ratios

Coverage ratios for core loan portfolio 30.6.23
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 163,714 153,488 9,445 781 9 3 92 8 298
Real estate financing 50,098 45,980 4,111 7 9 5 55 9 26
Total real estate lending 213,812 199,468 13,556 788 9 3 80 8 296
Large corporate clients 13,622 11,829 1,320 472 131 31 217 50 2,391
SME clients 12,737 10,808 1,313 616 201 29 157 43 3,298
Total corporate lending 26,360 22,637 2,634 1,089 165 30 187 47 2,904
Lombard 124,537 124,478 0 59 2 1 0 1 2,873
Credit cards 1,978 1,510 413 55 199 53 255 97 3,821
Commodity trade finance 2,304 2,185 0 118 479 30 351 30 8,770
Other loans and advances to customers 29,466 28,550 773 142 17 9 47 10 1,642
Loans to financial advisors 2,643 2,293 177 173 208 24 140 33 2,707
Total other lending 160,927 159,017 1,363 547 18 3 122 4 3,872
Total
1
401,098 381,122 17,553 2,423 23 5 100 9 2,275
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 6,406 6,072 324 11 6 5 22 6 60
Real estate financing 9,757 9,477 280 0 6 8 0 6 0
Total real estate lending 16,163 15,549 603 11 6 7 0 6 60
Large corporate clients 31,238 28,520 2,580 138 28 17 141 28 132
SME clients 7,309 6,814 400 95 53 28 257 41 994
Total corporate lending 38,547 35,334 2,980 233 33 19 156 30 482
Lombard 13,912 13,910 0 1 1 1 0 1 0
Credit cards 9,762 9,274 484 4 7 6 37 8 0
Commodity trade finance 2,555 2,555 0 0 2 2 0 2 0
Financial intermediaries and hedge funds 18,519 18,139 380 0 7 5 90 7 0
Other off-balance sheet commitments 12,613 12,306 296 11 14 6 95 8 0
Total other lending 57,361 56,184 1,160 17 7 4 69 5 0
Total
2
112,071 107,067 4,743 261 16 10 114 14 737
Total on- and off-balance sheet
3
513,169 488,189 22,296 2,684 21 6 103 10 2,125
1 Includes Loans and advances to customers and Loans to

financial advisors which are presented on the balance sheet line Othe

r

assets measured at amortized cost.

2 Excludes Forward starting reverse repurchase
and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional)

and the related ECL coverage ratio (bps).

Coverage ratios for core loan portfolio 31.3.23
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 159,580 149,744 9,102 734 11 3 113 9 344
Real estate financing 48,714 45,177 3,529 8 9 4 69 9 22
Total real estate lending 208,294 194,921 12,631 742 10 3 101 9 341
Large corporate clients 13,082 11,236 1,424 422 106 18 115 29 2,424
SME clients 13,853 11,811 1,461 581 175 25 168 41 3,253
Total corporate lending 26,936 23,047 2,886 1,003 142 22 142 35 2,904
Lombard 128,985 128,912 0 74 2 1 0 1 2,286
Credit cards 1,868 1,426 391 52 201 56 255 99 3,793
Commodity trade finance 3,149 3,028 20 101 305 18 11 17 9,001
Other loans and advances to customers 27,002 26,085 825 92 18 7 24 8 3,117
Loans to financial advisors 2,626 2,329 123 174 206 26 145 32 2,659
Total other lending 163,630 161,778 1,360 492 16 3 101 4 4,109
Total
1
398,859 379,746 16,876 2,237 22 4 108 9 2,319
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 6,377 6,163 212 3 6 5 28 6 340
Real estate financing 9,298 9,101 197 0 7 8 0 7 0
Total real estate lending 15,675 15,263 409 3 6 7 0 6 340
Large corporate clients 31,375 28,390 2,821 165 38 18 190 34 830
SME clients 7,674 7,124 470 80 55 30 245 44 1,114
Total corporate lending 39,049 35,514 3,290 245 41 21 198 36 923
Lombard 12,456 12,455 0 1 1 1 0 1 0
Credit cards 9,567 9,078 486 3 8 6 36 8 0
Commodity trade finance 2,187 2,187 0 0 4 4 0 4 0
Financial intermediaries and hedge funds 18,159 17,680 479 0 7 5 80 7 0
Other off-balance sheet commitments 11,483 11,086 380 17 18 7 66 9 0
Total other lending 53,852 52,485 1,345 22 8 5 60 6 0
Total
2
108,576 103,263 5,044 269 20 10 143 17 1,232
Total on- and off-balance sheet
3
507,435 483,009 21,920 2,506 21 6 116 10 2,202
1 Includes Loans and advances to customers and Loans to

financial advisors which are presented on the balance sheet line Othe

r

assets measured at amortized cost.

2 Excludes Forward starting reverse repurchase
and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional)

and the related ECL coverage ratio (bps).

Coverage ratios for core loan portfolio 31.12.22
Gross carrying amount (USD m) ECL coverage (bps)
On-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 157,091 147,678 8,686 727 10 2 123 9 381
Real estate financing 46,511 43,129 3,372 9 9 4 70 9 232
Total real estate lending 203,602 190,807 12,059 736 10 2 108 9 379
Large corporate clients 12,356 10,757 1,204 395 105 22 120 32 2,325
SME clients 14,154 12,237 1,364 553 177 22 161 36 3,664
Total corporate lending 26,510 22,994 2,567 949 144 22 142 34 3,106
Lombard 132,313 132,205 0 108 2 1 0 1 1,580
Credit cards 1,869 1,427 393 50 190 46 256 91 3,779
Commodity trade finance 3,367 3,266 0 101 285 18 0 18 8,901
Other loans and advances to customers 23,149 22,333 748 68 18 6 38 7 3,769
Loans to financial advisors 2,670 2,364 130 176 221 28 124 33 2,870
Total other lending 163,368 161,595 1,270 503 16 3 114 3 4,016
Total
1
393,480 375,396 15,896 2,188 21 4 114 8 2,398
Gross exposure (USD m) ECL coverage (bps)
Off-balance sheet Total Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 1&2 Stage 3
Private clients with mortgages 6,535 6,296 236 3 5 4 18 4 1,183
Real estate financing 10,054 9,779 275 0 6 7 0 6 0
Total real estate lending 16,589 16,075 511 3 6 6 2 6 1,288
Large corporate clients 32,126 28,950 3,013 163 38 18 165 32 1,263
SME clients 7,122 6,525 499 98 47 30 214 43 304
Total corporate lending 39,247 35,475 3,513 260 40 20 172 34 903
Lombard 12,919 12,918 0 1 2 1 0 1 0
Credit cards 9,390 8,900 487 3 7 5 36 7 0
Commodity trade finance 2,459 2,459 0 0 3 3 0 3 0
Financial intermediaries and hedge funds 18,128 16,464 1,664 0 7 6 25 7 0
Other off-balance sheet commitments 11,803 11,454 346 3 11 8 68 9 0
Total other lending 54,700 52,195 2,498 7 6 5 33 6 0
Total
2
110,537 103,745 6,522 270 18 10 106 16 980
Total on- and off-balance sheet
3
504,016 479,140 22,418 2,458 21 5 112 10 2,242
1 Includes Loans and advances to customers and Loans to

financial advisors which are presented on the balance sheet line Othe

r

assets measured at amortized cost.

2 Excludes Forward starting reverse repurchase
and securities borrowing agreements.

3 Includes on-balance sheet exposure, gross and off-balance sheet exposure (notional)

and the related ECL coverage ratio (bps).